Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation (Detail) - Southwest Gas Corporation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Income before income taxes	$ 0	$ 0	$ 53,516
Income tax expense	0	0	19,884
Discontinued operations - utility infrastructure services, Income	0	0	33,632
Net income attributable to noncontrolling interests	0	0	1,014
Discontinued operations – utility infrastructure services – net income	$ 0	$ 0	32,618
Utility Infrastructure Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Utility infrastructure services revenues			1,139,078
Operating expenses:
Utility infrastructure services expenses			1,024,423
Depreciation and amortization			55,669
Operating income			58,986
Other income (deductions)			1,193
Net interest deductions			6,663
Income before income taxes			53,516
Income tax expense			19,884
Discontinued operations - utility infrastructure services, Income			33,632
Net income attributable to noncontrolling interests			1,014
Discontinued operations – utility infrastructure services – net income			$ 32,618